10-Q Revenue	6 Months Ended
Jun. 30, 2023
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The Company’s net revenue was comprised of the following:

	Three months ended		Six months ended
	June 30,		June 30,
	2023	2022	2023	2022
Product net revenue	$43,769	$4,549,342	$184,945	$9,346,335
Total net revenue	$43,769	$4,549,342	$184,945	$9,346,335
For the three and six months ended June 30, 2023 and 2022, all sales were to customers in North America.
As of June 30, 2023 and December 31, 2022, gross accounts receivable from customers was $141,222 and $347,852, respectively, before allowances.
Deferred revenues consist of contract liabilities for advance payments received from customers for the Company’s products. Deferred revenues are classified as short-term and long-term based on the period in which revenues are expected to be recognized. As of June 30, 2023 and December 31, 2022, the Company had recorded $80,164 and $192,012, respectively, in accrued expenses and other current liabilities, with the long-term balance of $436,860 as of both June 30, 2023 and December 31, 2022 in other long-term liabilities, as shown in the condensed consolidated balance sheets. The Company’s activity in deferred revenue was comprised of the following for the six months ended June 30:

	2023	2022
Balance at beginning of period	$628,872	$446,360
Billings	73,097	9,520,180
Revenue recognized	(184,945)	(9,346,335)
Balance at end of period	$517,024	$620,205
Estimated revenue expected to be recognized in future periods related to performance obligations that are unsatisfied at the end of the reporting period are as follows:

Year ending December 31,
Balance of 2023	$77,772
2024	48,540
2025	48,540
2026	48,540
2027	48,540
Thereafter	245,092
Total deferred revenue	$517,024
Revenue
The Company’s net revenue was comprised of the following for the years ended December 31:

	2022	2021
Product net revenue	$15,975,783	$3,024,113
Service net revenue	—	380,000
Total net revenue	$15,975,783	$3,404,113
For the years ended December 31, 2022 and 2021, all sales were to customers in North America.
As of December 31, 2022 and 2021, gross accounts receivable from customers was $347,852 and $1,123,741, respectively, before allowances.
Deferred revenues consist of contract liabilities for advance payments received from customers for the Company’s products. Deferred revenues are classified as short-term and long-term based on the period in which revenues are expected to be recognized. As of December 31, 2022 and 2021, the Company had recorded $192,012 and $404,240, respectively, in accrued expenses and other current liabilities, with the long-term balances of $436,860 and $42,120, respectively, in other long-term liabilities, both as shown in the Consolidated Balance
Sheets. The Company’s activity in deferred revenue was comprised of the following for the years ended December 31:

	2022	2021
Balance at beginning of period	$446,360	$86,654
Billings	16,158,295	3,792,319
Revenue recognized	(15,975,783)	(3,404,113)
Refunds	—	(28,500)
Balance at end of period	$628,872	$446,360
Estimated revenue expected to be recognized in future periods related to performance obligations that are unsatisfied at the end of the reporting period are as follows:

Year ending December 31,
2023	$203,200
2024	48,540
2025	48,540
2026	48,540
2027	48,540
Thereafter	231,512
Total deferred revenue	$628,872